United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	February 04, 2002

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	87

Form 13F Information Table Value Total:	$116,929


List of Other Included Managers:


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109      898    49526 SH       SOLE                    49526
AT&T Wireless                  COM              00209a106      153    10671 SH       SOLE                    10671
Ace Limited                    COM              G0070K103     1698    42300 SH       SOLE                    42300
Alliance Capital Management LP COM              018548107      744    15400 SH       SOLE                    15400
Amerada Hess                   COM              023551104      327     5226 SH       SOLE                     5226
American Express               COM              025816109      971    27200 SH       SOLE                    27200
American Home Products         COM              026609107     1497    24400 SH       SOLE                    24400
American International Group I COM              026874107      783     9857 SH       SOLE                     9857
BP PLC                         COM              055622104     1568    33710 SH       SOLE                    33710
Bank of New York Co.           COM              064057102     1387    34000 SH       SOLE                    34000
BellSouth Corp.                COM              079860102      227     5956 SH       SOLE                     5956
Berkshire Hathaway Inc. Cl B   COM              084670207      851      337 SH       SOLE                      337
Bristol-Myers Squibb           COM              110122108     2815    55200 SH       SOLE                    55200
Broadwing Inc.                 COM              111620100      204    21448 SH       SOLE                    21448
Cablevision NY Group           COM              12686c109     1320    27825 SH       SOLE                    27825
Cardinal Health                COM              14149Y108      366     5661 SH       SOLE                     5661
Catalina Marketing             COM              148867104     1620    46700 SH       SOLE                    46700
Catellus Development Corp.     COM              149111106      416    22600 SH       SOLE                    22600
Caterpillar Inc.               COM              149123101      313     6000 SH       SOLE                     6000
Cendant Corp.                  COM              151313103     3901   198950 SH       SOLE                   198950
Charles Schwab Corp.           COM              808513105    12544   810850 SH       SOLE                   810850
ChevronTexaco Corp.            COM              166751107     1075    12000 SH       SOLE                    12000
CitiGroup Inc.                 COM              172967101     8043   159338 SH       SOLE                   159338
Coca Cola Co.                  COM              191216100      604    12800 SH       SOLE                    12800
Colgate-Palmolive Inc.         COM              194162103      404     7000 SH       SOLE                     7000
Comcast Corp.                  COM              200300200      788    21900 SH       SOLE                    21900
Commerce Bancorp Inc. NJ       COM              200519106      551    14000 SH       SOLE                    14000
Conoco Inc.                    COM              208251405      543    19195 SH       SOLE                    19195
Crescent Operating Inc.        COM              22575M100        1    26500 SH       SOLE                    26500
Crescent Real Estate Equities  COM              225756105      528    29150 SH       SOLE                    29150
Duke Energy Corp.              COM              264399106      645    16434 SH       SOLE                    16434
Duke Realty Corp.              COM              264411505      426    17506 SH       SOLE                    17506
Eastgroup Properties           COM              277276101      340    14750 SH       SOLE                    14750
Exxon Mobil Corporation        COM              30231G102     2244    57090 SH       SOLE                    57090
FPL Group Inc.                 COM              302571104      282     5000 SH       SOLE                     5000
Finova Group Inc.              COM              317928109        8    13000 SH       SOLE                    13000
First Nat'l Bank Nebraska      COM              335720108     2380     1000 SH       SOLE                     1000
Freddie Mac                    COM              313400301      268     4100 SH       SOLE                     4100
GATX Corp.                     COM              361448103      550    16925 SH       SOLE                    16925
General Electric               COM              369604103     6014   150058 SH       SOLE                   150058
Gillette Company               COM              375766102      294     9000 SH       SOLE                     9000
HSBC Hldg Plc Spnd ADR New     COM              404280406     1415    23700 SH       SOLE                    23700
Hollinger International        COM              435569108      621    53100 SH       SOLE                    53100
Honeywell Intl.                COM              438506107      812    24000 SH       SOLE                    24000
Host Marriott Corp. New Com.   COM              44107P104       99    11043 SH       SOLE                    11043
Household International        COM              441815107      617    10650 SH       SOLE                    10650
International Paper            COM              460146103      484    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101     2133    17638 SH       SOLE                    17638
Johnson & Johnson              COM              478160104    11033   186680 SH       SOLE                   186680
Kerr-McGee Corp.               COM              492386107      219     4000 SH       SOLE                     4000
Keyspan Corporation            COM              49337k106      208     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      550    14550 SH       SOLE                    14550
LNR Property Corp.             COM              501940100      203     6525 SH       SOLE                     6525
Liberty Media Corp. Series A   COM              530718105     3486   249002 SH       SOLE                   249002
Loral Space & Commun. Ltd      COM              G56462107      145    48550 SH       SOLE                    48550
Manulife Financial Corp.       COM              56501r106      331    12000 SH       SOLE                    12000
Marriott Intl Inc. CL A        COM              571903202     1016    25000 SH       SOLE                    25000
McDonald's Corp.               COM              580135101      345    13050 SH       SOLE                    13050
Mellon Bank Corp.              COM              585509102      226     6000 SH       SOLE                     6000
Merck & Co.                    COM              589331107     8920   151700 SH       SOLE                   151700
Molex Inc. Cl A                COM              608554200      206     7627 SH       SOLE                     7627
National Australia Bank        COM              632525408      375     4600 SH       SOLE                     4600
National Commerce Financial Co COM              63545P104      379    15000 SH       SOLE                    15000
News Corporation, Ltd., Prefer COM              652487802     1281    48400 SH       SOLE                    48400
Northern Border Partners       COM              664785102     1328    34050 SH       SOLE                    34050
Royal Dutch Petroleum          COM              780257804     1235    25199 SH       SOLE                    25199
SBC Communications             COM              78387g103     1548    39516 SH       SOLE                    39516
Sun Microsystems Inc.          COM              866810104      199    16200 SH       SOLE                    16200
Suncor Energy Inc.             COM              867229106      296     9000 SH       SOLE                     9000
Telecom Italia Spa ADR         COM              87927w106      427     5000 SH       SOLE                     5000
Texas Instruments Inc.         COM              882508104     1381    49325 SH       SOLE                    49325
U.S. Bancorp                   COM              902973304     1644    78545 SH       SOLE                    78545
UnitedGlobalCom, Inc.          COM              913247508      307    61375 SH       SOLE                    61375
Unitil Corp.                   COM              913259107      445    19000 SH       SOLE                    19000
Viacom Inc CL B                COM              925524308      419     9484 SH       SOLE                     9484
Vodafone Group PLC ADR F       COM              92857T107      407    15850 SH       SOLE                    15850
W P Carey Diversified          COM              92930Y107     1292    55700 SH       SOLE                    55700
Wal-Mart Stores                COM              931142103      207     3600 SH       SOLE                     3600
Walt Disney Co.                COM              254687106      688    33200 SH       SOLE                    33200
Waste Management, Inc.         COM              94106L109     1356    42500 SH       SOLE                    42500
Wells Fargo & Co.              COM              949746101     2455    56500 SH       SOLE                    56500
Wellsford Real Properties Inc. COM              950240101      406    21100 SH       SOLE                    21100
Williams Comm. Group           COM              969455104       41    17252 SH       SOLE                    17252
Williams Cos Inc.              COM              969457100     1059    41500 SH       SOLE                    41500
Williams Energy Ptnrs LP       COM              969491109     1672    40000 SH       SOLE                    40000
WorldCom Inc.                  COM              98157D106      534    37900 SH       SOLE                    37900
XL Capital Ltd.                COM              G98255105     1881    20589 SH       SOLE                    20589
REPORT SUMMARY		       87 DATA RECORDS	            116929           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED